Restatement of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Accounting Changes And Error Corrections [Abstract]
Restatement of Consolidated Financial Statements

4. Restatement of Consolidated Financial Statements

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “Staff Statement”). In the Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s financial statements as opposed to equity.

On April 28, 2021, the Audit Committee of our Board of Directors, in consultation with management of the Company, concluded that the Company’s consolidated financial statements as of and for the year ended December 31, 2020 should no longer be relied upon based on the facts described below. As such, the Company is restating its consolidated financial statements as of and for the year ended December 31, 2020 included in this Annual Report.

The Assumed Common Stock Warrants, assumed by the Company in connection with the Business Combination, were originally issued as part of Kensington’s initial public offering. As of December 31, 2020 and the year then ended, the Assumed Common Stock Warrants were reflected as a component of equity and did not include the subsequent non-cash changes in estimated fair value of the Assumed Common Stock Warrants, based on the Company’s application of ASC 815-40. The views expressed in the Staff Statement were not consistent with the Company’s historical interpretation of certain specific provisions within its warrant agreements and the Company’s application of ASC 815-40 to the warrant agreements. The Company reassessed its accounting for the Assumed Common Stock Warrants in light of the SEC Staff’s published views. Based on this reassessment, the Company determined that the Assumed Common Stock Warrants should be classified as liabilities measured at fair value on the date of the Business Combination, with subsequent non-cash changes in fair value reported in the Company’s Consolidated Statement of Operation and Comprehensive Loss at each reporting period.

The material terms of the Assumed Common Stock Warrants are more fully described in Note 10—Assumed Common Stock Warrants. In addition, disclosures and amounts were restated in Note 2—Summary of Significant Accounting Policies, Note 5—Business Combinations, Note 6—Fair Value Measurements, Note 12—Earnings (loss) Per Share, and Note 14—Income Taxes as a result of the Assumed Common Stock Warrants.

Impact of the Restatement

The impact of the restatement on the Consolidated Balance Sheet, Consolidated Statement of Operations and Comprehensive Loss and Consolidated Statement of Cash Flows for the year ended December 31, 2020 is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
	(In Thousands, Except per Share Amounts)
Balance Sheet
Total current assets	$1,009,168	$—	$1,009,168

Total assets	$1,066,769	$—	$1,066,769

Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$12,350	$—	$12,350

Assumed common stock warrant liabilities	—	689,699	689,699

Total liabilities	23,594	689,699	713,293

Redeemable non-controlling interest	1,704	—	1,704
Stockholders’ equity
Preferred stock—$0.0001 par value	—	—	—
Common stock—$0.0001 par value	36	—	36
Additional paid-in-capital	2,437,242	(107,836)	2,329,406
Accumulated other comprehensive loss	(31)	—	(31)
Accumulated deficit	(1,395,776)	(581,863)	(1,977,639)

Total stockholders’ equity	1,041,471	(689,699)	351,772

Total liabilities, redeemable non-controlling interest and stockholders’ equity	$1,066,769	$—	$1,066,769

	For the Year Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
	(In Thousands, Except Share and per Share Amounts)
Statement of Operations and Comprehensive Loss
Total operating expenses	$81,021	$—	$81,021
Loss from operations	(81,021)	—	(81,021)
Other (expense) income:
Interest expense	(20,765)	—	(20,765)
Interest income	1,093	—	1,093
Change in fair value of Series F convertible preferred stock tranche liabilities	(999,987)	—	(999,987)
Change in fair value of assumed common stock warrant liabilities	—	(581,863)	(581,863)
Other income	760	—	760

Total other expense	(1,018,899)	(581,863)	(1,600,762)

Net loss	(1,099,920)	(581,863)	(1,681,783)
Less: Net loss attributable to non-controlling interest, net of tax	(6)	—	(6)

Net loss attributable to common stockholders	$(1,099,914)	$(581,863)	$(1,681,777)

Net loss	$(1,099,920)	$(581,863)	$(1,681,783)
Other comprehensive loss:
Unrealized loss on marketable securities	(121)	—	(121)

Total comprehensive loss	(1,100,041)	(581,863)	(1,681,904)
Less: Comprehensive loss attributable to non-controlling interest	(6)	—	(6)

Comprehensive loss attributable to common stockholders	$(1,100,035)	$(581,863)	$(1,681,898)

Basic and Diluted net loss per share	$(4.36)		$(6.67)
Basic and Diluted weighted-average common shares outstanding	252,143,509		252,143,509

	For the Year Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
	(In Thousands)
Statement of Cash Flows
Net loss	$(1,099,920)	$(581,863)	$(1,681,783)
Adjustments to reconcile net loss to net cash used in operating activities	1,038,657	581,863	1,620,520
Net cash used in operating activities	(61,263)	—	(61,263)
Net cash used in investing activities	(802,648)	—	(802,648)
Net cash provided by financing activities	953,724	—	953,724

Subsequent Warrant Exercises

From January 1, 2021 through May 6, 2021, 9,699,528 Public Warrants were exercised for net proceeds of $111.5 million.